Income Taxes (Details 2)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
INCOME TAXES
Taxes Calculated At Federal Rate,percentage	21.00%	21.00%
Foreign Taxes, Percentage	(0.10%)	(2.90%)
Debt Settlement, Percentage	2.60%	9.20%
Stock Compensation, Percentage	(1.20%)	(1.00%)
Change In Valuation Allowance	(25.40%)	(12.70%)
State Taxes Net Of Federal Benefit	1.90%	0.60%
Revaluation Of Deferred	0.00%	0.00%
Acquisition - Domestic	0.00%	0.00%
Acquisition - Foreign	0.00%	0.00%
Goodwill Impairment, Percentage	0.00%	(2.90%)
Other Adjustments	1.70%	(11.40%)
Provision For Income Taxes	0.40%	(0.10%)